Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Concentration
Summary of customers with greater than 10% of the accounts receivable and suppliers contributed more than 10% of total purchases

	As of December 31,
	2021	2022
Customer A	19%	*
*Less than 10%

	Year ended December 31,
	2020	2021	2022
Supplier A	13%	25%	15%